UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21832
Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.8%

Security	Shares	Value
Aerospace & Defense — 2.1%
General Dynamics Corp.	446,321	$24,721,720
Lockheed Martin Corp.	214,540	16,039,011

		$40,760,731

Air Freight & Logistics — 0.5%
FedEx Corp.	134,193	$9,103,653

		$9,103,653

Beverages — 2.0%
Diageo PLC	583,624	$9,097,953
PepsiCo, Inc.	515,673	29,264,443

		$38,362,396

Biotechnology — 3.1%
Amgen, Inc.(1)	236,712	$14,749,525
Biogen Idec, Inc.(1)	211,998	10,080,505
Celgene Corp.(1)	115,895	6,601,379
Genzyme Corp.(1)	331,555	17,204,389
Gilead Sciences, Inc.(1)	204,805	10,021,108

		$58,656,906

Capital Markets — 5.1%
Credit Suisse Group AG	230,756	$10,904,568
Deutsche Bank AG	149,855	9,684,726
Goldman Sachs Group, Inc.	193,363	31,576,178
Invesco, Ltd.	508,607	10,044,988
Northern Trust Corp.	228,177	13,647,266
State Street Corp.	301,317	15,156,245
UBS AG(1)	387,510	5,672,974

		$96,686,945

Commercial Banks — 4.5%
Banco Bilbao Vizcaya Argentaria SA	490,046	$8,022,983
Banco Santander Central Hispano SA	874,193	12,659,225
Barclays PLC	815,415	4,144,720
BNP Paribas SA	97,742	7,097,179
HSBC Holdings PLC	1,665,135	16,849,222
Intesa Sanpaolo SpA(1)	1,125,069	4,183,464
PNC Financial Services Group, Inc.	211,694	7,760,702
U.S. Bancorp	398,333	8,129,976
Wells Fargo & Co.	668,037	16,340,185

		$85,187,656

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	498,002	$13,998,836

		$13,998,836

Communications Equipment — 2.2%
Nokia Oyj ADR	300,000	$4,002,000
QUALCOMM, Inc.	734,207	33,927,706
Telefonaktiebolaget LM Ericsson, Class B	396,705	3,905,614

		$41,835,320

Security	Shares	Value
Computers & Peripherals — 6.7%
Apple, Inc.(1)	257,647	$42,096,943
Hewlett-Packard Co.	959,803	41,559,470
International Business Machines Corp.	376,777	44,433,312

		$128,089,725

Consumer Finance — 0.3%
Discover Financial Services	425,464	$5,054,512

		$5,054,512

Diversified Financial Services — 2.9%
Bank of America Corp.	1,183,921	$17,510,192
JPMorgan Chase & Co.	997,650	38,559,172

		$56,069,364

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	821,020	$21,535,355
BCE, Inc.	500,000	11,520,000
Verizon Communications, Inc.	485,615	15,573,673

		$48,629,028

Electric Utilities — 2.5%
American Electric Power Co., Inc.	392,701	$12,158,023
E.ON AG	564,258	21,319,724
FirstEnergy Corp.	235,932	9,720,399
Iberdrola SA	538,537	4,617,293

		$47,815,439

Electrical Equipment — 1.4%
ABB, Ltd.	279,564	$5,109,958
Emerson Electric Co.	609,703	22,180,995

		$27,290,953

Energy Equipment & Services — 1.0%
Diamond Offshore Drilling, Inc.	205,096	$18,431,978

		$18,431,978

Food & Staples Retailing — 3.0%
Carrefour SA	129,657	$6,079,511
CVS Caremark Corp.	624,937	20,922,891
Tesco PLC	1,025,388	6,280,897
Wal-Mart Stores, Inc.	491,145	24,498,313

		$57,781,612

Food Products — 3.3%
Nestle SA	861,427	$35,399,857
Nestle SA ADR	319,837	13,138,904
Unilever NV	566,760	15,446,475

		$63,985,236

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	218,713	$12,328,852
Boston Scientific Corp.(1)	1,331,827	14,303,822
Covidien, Ltd.	330,776	12,506,640

		$39,139,314

Health Care Providers & Services — 1.9%
Aetna, Inc.	467,124	$12,598,334
Fresenius Medical Care AG & Co. KGaA ADR	238,809	10,958,945
UnitedHealth Group, Inc.	471,507	13,230,487

		$36,787,766

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	394,621	$21,727,832

		$21,727,832

Household Products — 2.2%
Colgate-Palmolive Co.	291,647	$21,126,909
Procter & Gamble Co.	283,641	15,744,912
Reckitt Benckiser Group PLC	101,018	4,853,165

		$41,724,986

Industrial Conglomerates — 2.1%
General Electric Co.	1,862,318	$24,955,061
Philips Electronics NV	183,878	4,185,953
Siemens AG	145,329	11,581,583

		$40,722,597

Insurance — 2.4%
Allianz SE	37,440	$3,696,604
MetLife, Inc.	309,770	10,516,692
Prudential Financial, Inc.	363,445	16,089,710
Prudential PLC	734,221	5,498,409
Zurich Financial Services AG	54,031	10,610,497

		$46,411,912

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	195,278	$16,747,041

		$16,747,041

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	65,599	$29,063,637

		$29,063,637

IT Services — 2.0%
Accenture, Ltd., Class A	248,425	$8,712,265
MasterCard, Inc., Class A	97,580	18,933,447
Western Union Co.	618,783	10,816,327

		$38,462,039

Machinery — 1.5%
Danaher Corp.	323,637	$19,819,530
Illinois Tool Works, Inc.	230,795	9,358,737

		$29,178,267

Media — 1.4%
Comcast Corp., Class A	1,399,194	$20,792,023
Vivendi SA	238,195	6,105,796

		$26,897,819

Metals & Mining — 4.9%
Anglo American PLC	177,796	$5,733,973
ArcelorMittal	83,309	3,002,386
BHP Billiton, Ltd. ADR	496,804	31,278,780
Freeport-McMoRan Copper & Gold, Inc.	227,789	13,735,677
Goldcorp, Inc.	927,035	34,939,949
United States Steel Corp.	109,605	4,356,799

		$93,047,564

Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc.	597,835	$19,399,746
RWE AG	64,864	5,472,188

		$24,871,934

Security	Shares	Value
Multiline Retail — 0.4%
Target Corp.	157,657	$6,876,998

		$6,876,998

Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	490,457	$23,640,027
BP PLC	2,475,861	20,531,522
Chevron Corp.	243,776	16,935,119
ENI SpA	584,484	13,657,490
Exxon Mobil Corp.	814,689	57,345,959
Hess Corp.	355,292	19,612,118
Occidental Petroleum Corp.	285,634	20,377,130
Royal Dutch Shell PLC, Class B	369,674	9,585,851
Total SA	460,313	25,529,268
XTO Energy, Inc.	291,883	11,742,453

		$218,956,937

Personal Products — 0.5%
Avon Products, Inc.	280,011	$9,066,756

		$9,066,756

Pharmaceuticals — 6.9%
Abbott Laboratories	318,614	$14,334,444
AstraZeneca PLC	138,225	6,438,267
Bristol-Myers Squibb Co.	483,093	10,502,442
GlaxoSmithKline PLC	605,494	11,600,985
Johnson & Johnson	491,604	29,933,767
Merck & Co., Inc.	670,235	20,113,752
Novartis AG	206,853	9,451,007
Pfizer, Inc.	594,539	9,471,006
Sanofi-Aventis SA	179,473	11,742,422
Teva Pharmaceutical Industries, Ltd. ADR	163,785	8,736,292

		$132,324,384

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	77,824	$4,529,357
Boston Properties, Inc.	98,875	5,230,487

		$9,759,844

Road & Rail — 0.5%
CSX Corp.	240,888	$9,664,427

		$9,664,427

Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	641,373	$8,850,947
ASML Holding NV	581,662	15,129,029
Broadcom Corp., Class A(1)	177,610	5,013,930
NVIDIA Corp.(1)	521,332	6,740,823
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	671,965	7,035,478

		$42,770,207

Software — 3.2%
Microsoft Corp.	1,661,866	$39,087,088
Oracle Corp.	784,442	17,359,702
SAP AG	92,919	4,376,216

		$60,823,006

Specialty Retail — 3.9%
Best Buy Co., Inc.	536,445	$20,046,950
Gap, Inc. (The)	421,212	6,874,180
Hennes & Mauritz AB	118,500	7,062,053

Security	Shares	Value
Home Depot, Inc.	528,838	$13,718,058
Staples, Inc.	885,038	18,603,499
TJX Companies, Inc. (The)	206,324	7,475,118

		$73,779,858

Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SA	47,107	$4,250,117
NIKE, Inc., Class B	324,860	18,400,070

		$22,650,187

Tobacco — 1.5%
Philip Morris International, Inc.	617,449	$28,773,123

		$28,773,123

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	4,476,148	$9,202,939

		$9,202,939

Total Common Stocks (identified cost $2,120,419,574)		$1,947,171,664

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$26,833	$26,832,941

Total Short-Term Investments (identified cost $26,832,941)		$26,832,941

Total Investments — 103.2% (identified cost $2,147,252,515)		$1,974,004,605

Covered Call Options Written — (3.4)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
S&P 500 Index	2,475	$905	8/22/09	$(20,493,000)
S&P 500 Index	1,301	925	8/22/09	(8,211,912)
S&P 500 Index	3,549	930	8/22/09	(22,003,800)
S&P 500 Index	2,350	935	8/22/09	(13,167,050)

Total Covered Call Options Written (premiums received $24,263,286)				$(63,875,762)

Other Assets, Less Liabilities — 0.2%				$3,204,781

Net Assets — 100.0%				$1,913,333,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $205,469.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	74.5%	$1,425,356,301
United Kingdom	5.7	109,817,903
Switzerland	4.7	90,287,765
Germany	3.5	67,089,986
France	3.2	60,804,293
Canada	2.4	46,459,949
Netherlands	1.8	34,761,457
Australia	1.6	31,278,780
Spain	1.3	25,299,501
Bermuda	1.0	18,757,253
Italy	0.9	17,840,954
Ireland	0.7	12,506,640
Sweden	0.6	10,967,667
Israel	0.5	8,736,292
Taiwan	0.4	7,035,478
Finland	0.2	4,002,000
Luxembourg	0.2	3,002,386

Total Investments	103.2%	$1,974,004,605

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,147,331,583

Gross unrealized appreciation	$125,279,975
Gross unrealized depreciation	(298,606,953)

Net unrealized depreciation	$(173,326,978)

Written call options activity for the fiscal year to date ended July 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	14,680	$70,390,742
Options written	98,519	342,864,005
Options terminated in closing purchase transactions	(93,634)	(374,132,137)
Options expired	(9,890)	(14,859,324)

Outstanding, end of period	9,675	$24,263,286

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of an index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is equity price risk was $63,875,762.

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$151,261,769	$17,417,966		$—	$168,679,735
Consumer Staples	162,536,251	77,157,858		—	239,694,109
Energy	168,084,784	69,304,131		—	237,388,915
Financials	200,145,662	99,024,571		—	299,170,233
Health Care	227,675,689	39,232,681		—	266,908,370
Industrials	149,841,970	20,877,494		—	170,719,464
Information Technology	332,762,104	8,281,830		—	341,043,934
Materials	84,311,205	8,736,359		—	93,047,564
Telecommunication Services	48,629,028	9,202,939		—	57,831,967
Utilities	41,278,168	31,409,205		—	72,687,373

Total Common Stocks	$1,566,526,630	$380,645,034	*	$—	$1,947,171,664
Short-Term Investments	26,832,941	—		—	26,832,941

Total Investments	$1,593,359,571	$380,645,034		$—	$1,974,004,605

Liability Description
Covered Call Options Written	$(63,875,762)	$—		$—	$(63,875,762)

Total	$(63,875,762)	$—		$—	$(63,875,762)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009